NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE PROSPECTUS DATED OCTOBER 31, 2018

Jujhar S. Sohi has been named a portfolio manager of Nuveen NWQ Multi-Cap Value Fund and Nuveen NWQ Large-Cap Value Fund (the “Funds”). Jon D. Bosse will continue to serve as a portfolio manager of the Funds. Raymond O. Wicklander is no longer a portfolio manager of the Funds.

Jujhar S. Sohi, CFA, Managing Director, Portfolio Manager, Associate Director of Research and Equity Analyst, joined NWQ in December 2013 as Senior Vice President and Equity Analyst. He was named Managing Director and Equity Analyst in March 2017, Associate Director of Research in July 2019 and Portfolio Manager in October 2019.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQP-1019P

NUVEEN NWQ MULTI-CAP VALUE FUND

NUVEEN NWQ LARGE-CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 28, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2018

Jujhar S. Sohi has been named a portfolio manager of Nuveen NWQ Multi-Cap Value Fund and Nuveen NWQ Large-Cap Value Fund (the “Funds”). Jon D. Bosse will continue to serve as a portfolio manager of the Funds. Raymond O. Wicklander is no longer a portfolio manager of the Funds.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQSAI-1019P